FORM N-SAR                Short-Form used
                            SEMI-ANNUAL REPORT            for Unit Investment
                    FOR REGISTERED INVESTMENT COMPANIES   Trust ("UIT")Filings


Report for six month period ending:   /  /  (a)

          or fiscal year ending: 12/31/98   (b)

Is this a transition report?  (Y/N)  N

Is this an amendment to a previous filing?  (Y/N)  N

Those items or sub-items with a box "/" after the item number should be completed only if the answer ha changed from the previous filing on this form.



1.   A.   Registrant Name: Transamerica Occidental Life Separate Account VUL-1

     B.   File Number:  811-08439

     C.   Telephone Number: 213-742-5797


2.   A.   Street: 1150 S. Olive Street

     B.   City: Los Angeles    C. State: CA   D. Zip Code:  90015 Zip Ext:

     E.   Foreign Country:                   Foreign Postal Code:


3.   Is   this   the    first    filing    on   this    form   by    Registrant?
     (Y/N)_________________________Y

4.   Is   this    the    last    filing    on   this    form   by    Registrant?
     (Y/N)_________________________N

5.   Is   Registrant   a   small    business    investment    company    (SBIC)?
     (Y/N)________________N [If answer is "Y" (Yes) complete only items 89 through 110.]

6.   Is      Registrant      a      unit      investment       trust      (UIT)?
     (Y/N)_____________________________Y  [If answer is "Y" (Yes)  complete only items 111-132.]

7.   A.   Is    Registrant   a   series   or   multiple    portfolio    company?
     (Y/N)________________N
     [If answer is "N" (No), go to item 8.]


     B. How many separate series or portfolios did Registrant have at the end of the period?___________________________N/A



C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                  Is this the last
Series                                            filing for this
Number                   Series                   series?
------------------------------------------------------------------------------

1                                                 (Y/N)



UNIT INVESTMENT TRUSTS

111. A.   Depositor Name:

     B.   File Number (If any):

     C.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:


111. A.   Depositor Name:

     B.   File Number (If any):

     C.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:


112. A.   Sponsor Name: Transamerica Occidental Life Insurance Company

     B.   File Number (If any):801-8065

     C.   City: Los Angeles      State: CA  Zip Code: 90015   Zip Ext.:

          Foreign Country:                   Foreign Postal Code:

112. A.   Sponsor Name:

     B.   File Number (If any):

     C.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:


113. A.   Trustee Name:

     B.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:

113. A.   Trustee Name:

     B.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:


114. A.   Principal Underwriter Name: Transamerica Securities Sales Corporation

     B.   File Number: 8-35847

     C.   City: Los Angeles   State: CA    Zip Code: 90015      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:


114. A.   Principal Underwriter Name:

     B.   File Number: 8-

     C.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:

115. A.   Independent Public Account Name:

     B.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:

115. A.   Independent Public Account Name:

     B.   City:                    State:    Zip Code:      Zip Ext.:

          Foreign Country:                   Foreign Postal Code:


116. Family of investment companies information:

     A.   Is Registrant part of family of investment companies?  (Y/N)______Y

     B. Identify the family in 10 letters: TRANSAMERI (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.   Is Registrant a separate account of an insurance company (Y/N)Y

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.   Variable annuity contract?  (Y/N)

     C.   Scheduled premium variable life contracts?  (Y/N)

     D.   Flexible premium variable life contracts?  (Y/N)Y

     E. Other types of insurance products registered under the Securities Act of 1933? (Y/N)N

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933________________1


119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period__________1

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)_________ $____

121. State the number of series for which a current prospectus was in existence at the end of the period ________ _______1

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

123. State the total value of the additional units considered in answering item 122 ($000's omitted)_______ $__________

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series ($000's omitted)______________ $_________________

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)_______ $6982

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)_______ $------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                        Total          Total
                         Number of           Assets    Distributions
                         Series         ($000's   ($000's
                         Investing      omitted)  omitted)


A.   U.S. Treasury
     direct issue__________                  $         $

B.   U.S. Government
     agency____________                 $         $

C.   State and municipal
     tax-free___________                $         $

D.   Public utility
     debt_____________                       $         $

E.   Brokers or dealers
     debt or debt of
     brokers' or dealers'
     parent_____________                $         $

F.   All other corporate
     intermed. & long-term
     debt_________________                   $         $

G.   All other corporate
     short-term debt________                 $         $

H.   Equity securities of
     brokers or dealers
     or parents of
     brokers or dealers_______               $         $

I.   Investment company
     equity securities________               $         $

J.   All other equity
     securities___________                   $         $

K.   Other securities_______                 $ 2,834   $18

L.   Total assets of all
     series of
     registrant_________                $         $

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

     [If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

     [If answer is "N" (No), go to item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $120

132. List the "811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-08439 811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-

     811-      811-      811-      811-      811-



        This report is signed on behalf of the registrant (or depositor or trustee).



City of Los Angeles             State of California

Date:   February 26, 1999

Name of Registrant, Depositor, or Trustee: Transamerica Occidental Life Separate Account VUL-1





By:________________________________________
        David M. Goldstein
        Vice President and
        Deputy General Counsel

Witness:        ____________________________________
                Gina Grusman
                SEC Filing Coordinator